RELATED PARTY TRANSACTIONS - Balances (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Amounts due from related parties, net of allowance			¥ 28,088
Amounts due to related parties	¥ 334,283	¥ 307,498
Affiliates
RELATED PARTY TRANSACTIONS
Amounts due from related parties, net of allowance			¥ 28,088
Founding Shareholders and certain shareholders
RELATED PARTY TRANSACTIONS
Amounts due to related parties	¥ 334,283	¥ 307,498